SUPPLEMENT DATED MARCH 1, 2005
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2004
                          (AS PREVIOUSLY SUPPLEMENTED)

Effective March 1, 2005, the Class F shares of Dreyfus Founders Discovery Fund were reopened for sales to grandfathered investors. Accordingly, the references to the Fund being closed to new investors appearing on the front cover page of the Prospectus and on page 8 of the Prospectus in the section titled "Fund Summaries - Dreyfus Founders Discovery Fund" are hereby deleted. In addition, the section titled "About Your Investment - Investing in the Funds - Discovery Fund Shareholders" appearing on page 30 of the Prospectus is hereby deleted. Investors meeting the grandfathering requirements listed on page 30 of the Prospectus under "About Your Investment - Investing in the Funds - Grandfathered Shareholders" now may purchase Class F shares of Discovery Fund.

                                                                   MARCH 1, 2005

                         DREYFUS FOUNDERS DISCOVERY FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2004
                          (AS PREVIOUSLY SUPPLEMENTED)

Effective March 1, 2005, the Class A, B, C, R and T shares of Dreyfus Founders Discovery Fund were reopened for sales to new investors. Accordingly, the references to the Fund being closed to new investors appearing on the front cover page and inside front cover page of the Prospectus, and the section on page 13 of the Prospectus titled "Your Investment - Account Policies - Fund closed to new investors," are hereby deleted.

                                                                   March 1, 2005

                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004
                          (AS PREVIOUSLY SUPPLEMENTED)

DREYFUS FOUNDERS DISCOVERY FUND

Effective March 1, 2005, the Class A, B, C, R and T shares of Dreyfus Founders Discovery Fund were reopened for sales to new investors, and the Class F shares of the Fund were reopened for sales to grandfathered Class F investors. Accordingly, the references to the Fund being closed to new investors appearing on the front cover page of the Statement of Additional Information ("SAI"), and the fifth and sixth paragraphs of the section titled "Purchase of Shares - General" on pages 46-47 of the SAI, are hereby deleted.